Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-Sale Securities
The following tables summarize investments accounted for as available-for-sale securities (in thousands):

	As of June 30, 2026
	Acquisition Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$16,304	$—	$—	$16,304
U.S. government obligations	52,445	—	(32)	52,413

Total cash equivalents and investments	$68,749	$—	$(32)	$68,717

Classified as:
Cash equivalents				$16,304
Short-term investments				52,413

Total cash equivalents and investments				$68,717

	As of December 31, 2025
	Acquisition Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$16,100	$—	$—	$16,100
U.S. government obligations	89,649	64	—	89,713

Total cash equivalents and investments	$105,749	$64	$—	$105,813

Classified as:
Cash equivalents				$16,100
Short-term investments				89,713

Total cash equivalents and investments				$105,813

The following tables summarize investments accounted for as available-for-sale securities (in thousands):

	As of December 31, 2025
	Acquisition Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$16,100	$—	$—	$16,100
U.S. government obligations	89,649	64	—	89,713

Total cash equivalents and investments	$105,749	$64	$—	$105,813

Classified as:
Cash equivalents				$16,100
Short-term investments				89,713

Total cash equivalents and investments				$105,813

	As of December 31, 2024
	Acquisition Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$24,889	$—	$—	$24,889
U.S. government obligations	118,170	121	(2)	118,289
Corporate debt securities	7,236	2	—	7,238

Total cash equivalents and investments	$150,295	$123	$(2)	$150,416

Classified as:
Cash equivalents				$24,889
Short-term investments				125,527

Total cash equivalents and investments				$150,416